Insurance contracts linked to pensions	12 Months Ended
Dec. 31, 2021
Disclosure of types of insurance contracts [abstract]
Insurance contracts linked to pensions	Insurance contracts linked to pensions
The detail of Insurance contracts linked to pensions in the consolidated balance sheets is as follows:

EUR million
	2021	2020	2019
Assets relating to insurance contracts covering post-employment benefit plan obligations:
Banco Santander, S.A.	149	174	192
	149	174	192